Insurance Contracts_Non life Loss Development Tables(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
General Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	₩ 967,498	₩ 859,943
Gross cumulative claim payments (B)	747,072	673,573
Difference (A-B)	220,426	186,369
General Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	873,840	750,199
Gross cumulative claim payments (B)	799,967	682,086
Difference (A-B)	73,873	68,112
General Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	622,445	522,774
Gross cumulative claim payments (B)	591,739	493,027
Difference (A-B)	30,706	29,747
General Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	384,466	325,881
Gross cumulative claim payments (B)	369,578	311,571
Difference (A-B)	14,888	14,310
General Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	180,160	148,995
Gross cumulative claim payments (B)	175,063	143,985
Difference (A-B)	5,097	5,010
General Insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		125,162
Gross cumulative claim payments (B)		93,443
General Insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		144,566
Gross cumulative claim payments (B)		129,764
General Insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		147,031
Gross cumulative claim payments (B)		137,157
General Insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		147,616
Gross cumulative claim payments (B)		141,218
General Insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		148,995
Gross cumulative claim payments (B)		143,985
General Insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	145,618	145,618
Gross cumulative claim payments (B)	108,098	108,098
General Insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	167,818	167,818
Gross cumulative claim payments (B)	151,282	151,283
General Insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	171,206	171,205
Gross cumulative claim payments (B)	162,059	162,059
General Insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	178,265	178,265
Gross cumulative claim payments (B)	170,353	170,353
General Insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	180,160	0
Gross cumulative claim payments (B)	175,063	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	168,409	168,409
Gross cumulative claim payments (B)	132,430	132,430
General Insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	200,699	200,704
Gross cumulative claim payments (B)	184,333	184,333
General Insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	204,368	204,538
Gross cumulative claim payments (B)	193,780	193,811
General Insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	206,201	0
Gross cumulative claim payments (B)	199,225	0
General Insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	200,968	200,280
Gross cumulative claim payments (B)	153,770	153,770
General Insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	241,474	237,111
Gross cumulative claim payments (B)	217,955	216,705
General Insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	246,871	0
Gross cumulative claim payments (B)	235,900	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	219,881	220,474
Gross cumulative claim payments (B)	185,645	185,832
General Insurance | 2019.1.1 ~ 2019.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	263,849	0
Gross cumulative claim payments (B)	246,397	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2019.1.1 ~ 2019.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
General Insurance | 2020.1.1 ~ 2020.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	232,622
Gross cumulative claim payments (B)	167,129
General Insurance | 2020.1.1 ~ 2020.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2020.1.1 ~ 2020.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2020.1.1 ~ 2020.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
General Insurance | 2020.1.1 ~ 2020.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	9,706,572	9,214,176
Gross cumulative claim payments (B)	8,058,642	7,644,412
Difference (A-B)	1,647,930	1,569,764
Automobile insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	8,162,238	7,698,163
Gross cumulative claim payments (B)	7,889,761	7,433,630
Difference (A-B)	272,477	264,533
Automobile insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	6,589,686	6,279,145
Gross cumulative claim payments (B)	6,466,455	6,155,033
Difference (A-B)	123,231	124,112
Automobile insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	5,137,820	4,949,262
Gross cumulative claim payments (B)	5,074,686	4,886,136
Difference (A-B)	63,134	63,126
Automobile insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,779,268	3,658,627
Gross cumulative claim payments (B)	3,747,521	3,627,384
Difference (A-B)	31,747	31,243
Automobile insurance | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,485,525	2,394,038
Gross cumulative claim payments (B)	2,470,416	2,384,102
Difference (A-B)	15,109	9,936
Automobile insurance | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,217,006	1,180,458
Gross cumulative claim payments (B)	1,210,632	1,178,158
Difference (A-B)	6,374	2,300
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,131,945
Gross cumulative claim payments (B)		939,569
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,156,535
Gross cumulative claim payments (B)		1,114,063
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,170,968
Gross cumulative claim payments (B)		1,145,110
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,179,458
Gross cumulative claim payments (B)		1,161,624
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,179,323
Gross cumulative claim payments (B)		1,168,617
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,179,514
Gross cumulative claim payments (B)		1,175,681
Automobile insurance | 2013.1.1 ~ 2013.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,180,458
Gross cumulative claim payments (B)		1,178,158
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,174,611	1,174,611
Gross cumulative claim payments (B)	969,211	969,211
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,193,833	1,193,832
Gross cumulative claim payments (B)	1,150,462	1,150,462
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,205,524	1,205,524
Gross cumulative claim payments (B)	1,180,953	1,180,953
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,025	1,212,025
Gross cumulative claim payments (B)	1,196,387	1,196,387
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,212,162	1,212,162
Gross cumulative claim payments (B)	1,204,580	1,204,580
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,214,524	1,214,524
Gross cumulative claim payments (B)	1,208,421	1,208,421
Automobile insurance | 2014.1.1 ~ 2014.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,217,006	0
Gross cumulative claim payments (B)	1,210,632	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,227,106	1,227,106
Gross cumulative claim payments (B)	1,020,975	1,020,975
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,245,780	1,245,780
Gross cumulative claim payments (B)	1,198,241	1,198,241
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,058	1,256,058
Gross cumulative claim payments (B)	1,228,357	1,228,357
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,263,044	1,263,044
Gross cumulative claim payments (B)	1,245,779	1,245,779
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,267,142	1,267,142
Gross cumulative claim payments (B)	1,254,187	1,254,187
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,271,001	0
Gross cumulative claim payments (B)	1,261,995	0
Automobile insurance | 2015.1.1 ~ 2015.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,276,939	1,276,939
Gross cumulative claim payments (B)	1,052,830	1,052,830
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,281,381	1,281,381
Gross cumulative claim payments (B)	1,235,656	1,235,656
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,287,728	1,287,728
Gross cumulative claim payments (B)	1,264,651	1,264,651
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,294,735	1,294,735
Gross cumulative claim payments (B)	1,282,346	1,282,346
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,299,964	0
Gross cumulative claim payments (B)	1,288,754	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2016.1.1 ~ 2016.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,342,998	1,342,998
Gross cumulative claim payments (B)	1,104,158	1,104,158
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,348,828	1,348,828
Gross cumulative claim payments (B)	1,306,235	1,306,235
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,358,867	1,358,867
Gross cumulative claim payments (B)	1,335,962	1,335,962
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,368,016	0
Gross cumulative claim payments (B)	1,350,174	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2017.1.1 ~ 2017.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,468,784	1,468,784
Gross cumulative claim payments (B)	1,224,820	1,224,820
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,471,807	1,471,807
Gross cumulative claim payments (B)	1,428,973	1,428,973
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,481,509	0
Gross cumulative claim payments (B)	1,456,532	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2018.1.1 ~ 2018.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,591,793	1,591,793
Gross cumulative claim payments (B)	1,332,849	1,332,849
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,620,609	0
Gross cumulative claim payments (B)	1,570,194	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2019.1.1 ~ 2019.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,624,341
Gross cumulative claim payments (B)	1,353,799
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Automobile insurance | 2020.1.1 ~ 2020.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	8,741,035	7,632,320
Gross cumulative claim payments (B)	8,373,482	7,295,335
Difference (A-B)	367,553	336,985
Long-term Insurance | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	9,465,795	8,201,550
Gross cumulative claim payments (B)	9,375,248	8,117,025
Difference (A-B)	90,547	84,525
Long-term Insurance | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	7,469,136	6,525,247
Gross cumulative claim payments (B)	7,426,879	6,483,293
Difference (A-B)	42,257	41,954
Long-term Insurance | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	5,576,258	4,890,136
Gross cumulative claim payments (B)	5,557,422	4,873,369
Difference (A-B)	18,836	16,767
Long-term Insurance | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	3,900,047	3,399,184
Gross cumulative claim payments (B)	3,892,929	3,392,803
Difference (A-B)	7,118	6,381
Long-term Insurance | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,396,855	2,130,281
Gross cumulative claim payments (B)	2,395,026	2,128,174
Difference (A-B)	1,829	2,107
Long-term Insurance | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,124,628	1,008,589
Gross cumulative claim payments (B)	1,123,868	1,007,865
Difference (A-B)	760	724
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		709,602
Gross cumulative claim payments (B)		671,500
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		965,587
Gross cumulative claim payments (B)		953,494
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		997,607
Gross cumulative claim payments (B)		989,957
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,003,646
Gross cumulative claim payments (B)		999,944
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,006,025
Gross cumulative claim payments (B)		1,003,715
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,007,041
Gross cumulative claim payments (B)		1,005,796
Long-term Insurance | 2013.1.1 ~ 2013.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)		1,008,589
Gross cumulative claim payments (B)		1,007,865
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	789,088	789,087
Gross cumulative claim payments (B)	744,944	744,944
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,083,049	1,083,048
Gross cumulative claim payments (B)	1,065,792	1,065,792
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,114,820	1,114,821
Gross cumulative claim payments (B)	1,104,468	1,104,468
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,119,206	1,119,206
Gross cumulative claim payments (B)	1,114,341	1,114,341
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,122,191	1,122,192
Gross cumulative claim payments (B)	1,119,531	1,119,531
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,123,240	1,123,240
Gross cumulative claim payments (B)	1,122,378	1,122,378
Long-term Insurance | 2014.1.1 ~ 2014.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,124,628	0
Gross cumulative claim payments (B)	1,123,868	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	885,476	885,476
Gross cumulative claim payments (B)	836,471	836,471
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,219,394	1,219,393
Gross cumulative claim payments (B)	1,205,130	1,205,130
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,256,051	1,256,051
Gross cumulative claim payments (B)	1,248,475	1,248,475
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,266,881	1,266,881
Gross cumulative claim payments (B)	1,262,528	1,262,528
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,270,967	1,270,967
Gross cumulative claim payments (B)	1,269,557	1,269,557
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,273,615	0
Gross cumulative claim payments (B)	1,272,648	0
Long-term Insurance | 2015.1.1 ~ 2015.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,064,744	1,064,744
Gross cumulative claim payments (B)	1,017,243	1,017,243
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,437,573	1,437,573
Gross cumulative claim payments (B)	1,424,948	1,424,948
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,485,839	1,485,839
Gross cumulative claim payments (B)	1,477,415	1,477,415
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,500,403	1,500,403
Gross cumulative claim payments (B)	1,496,556	1,496,556
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,506,889	0
Gross cumulative claim payments (B)	1,503,841	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2016.1.1 ~ 2016.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,184,224	1,184,224
Gross cumulative claim payments (B)	1,130,868	1,130,868
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,614,903	1,614,903
Gross cumulative claim payments (B)	1,599,227	1,599,227
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,670,929	1,670,929
Gross cumulative claim payments (B)	1,662,978	1,682,978
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,689,768	0
Gross cumulative claim payments (B)	1,683,997	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2017.1.1 ~ 2017.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,372,706	1,372,706
Gross cumulative claim payments (B)	1,319,613	1,319,613
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,881,046	1,881,046
Gross cumulative claim payments (B)	1,868,434	1,868,434
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,941,497	0
Gross cumulative claim payments (B)	1,933,543	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2018.1.1 ~ 2018.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,626,481	1,626,481
Gross cumulative claim payments (B)	1,574,696	1,574,696
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	2,229,830	0
Gross cumulative claim payments (B)	2,211,717	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
Long-term Insurance | 2019.1.1 ~ 2019.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	₩ 0
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 1 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	1,818,316
Gross cumulative claim payments (B)	1,749,647
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 2 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 3 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 4 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 5 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 6 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
Long-term Insurance | 2020.1.1 ~ 2020.12.31 | After 7 year
Shortduration Insurance Contracts Reconciliation Of Claims Development To Liability LineItems[Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	₩ 0